Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents	Note 6 - Cash and Cash Equivalents
	As of December 31
	2018	2017
	USD thousands

Balance in USD	4,410	3,322
Balance in other currencies	753	625
Total cash and cash equivalents	5,163	3,947